PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and equipment, net
Property and equipment, net consist of the following:

	December 31,
	2021	2020
Cost:
Computer equipment and software	$159,407	$132,373
Office furniture and equipment	4,563	5,308
Leasehold improvements	17,803	17,901
Internal-use software	34,781	21,259

	216,554	176,841

Accumulated depreciation	(153,295)	(123,947)

Property and equipment, net	$63,259	$52,894